UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Accumulated deficit
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2021		53,130,584
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributed treasury shares (in shares)		12,491
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2022		53,143,075
At beginning of period at Dec. 31, 2021		$ 5,411	$ (9,449)	$ 1,189,060	$ (295,635)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributed treasury shares			120	(120)
Share-based payments				170
Net income/(loss)	$ 100,021				100,021
Dividends paid					(79,705)
At end of period at Jun. 30, 2022	909,873	$ 5,411	(9,329)	1,189,110	(275,319)
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2022		53,682,140
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributed treasury shares (in shares)		0
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2023		53,682,140
At beginning of period at Dec. 31, 2022	907,090	$ 5,452	(8,082)	1,203,407	(293,687)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributed treasury shares			0	0
Share-based payments				1,033
Net income/(loss)	55,547				55,547
Dividends paid					(93,944)
At end of period at Jun. 30, 2023	$ 869,726	$ 5,452	$ (8,082)	$ 1,204,440	$ (332,084)